GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,660,566	$ 2,658,087
Net Cash Provided by (Used in) Operating Activities	1,105,251	1,436,304
Working capital deficit	3,139,190
Stockholders equity	3,117,179	3,023,649	$ 3,067,573
Retained earnings accumulated deficit	$ 64,684,732	$ 61,557,893